Loans from Investors (Details) R$ in Millions	6 Months Ended
Jun. 30, 2026 BRL (R$) Loan Rate
Loans from Investors [Line Items]
Percentage of loan interest plus rate per year | Rate	1995.00%
One Party Investors [Member]
Loans from Investors [Line Items]
Number of loan agreements | Loan	1
Loan agreement amount | R$	R$ 6.6